Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Akso Health Group
Entity Central Index Key	0001702318
Entity File Number	001-38245
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	Room 8201-4-4(A), 2nd Floor, Qiantongyuan Building
Entity Address, Address Line Two	No. 44, Moscow Road
Entity Address, Address Line Three	Qianwan Bonded Port Area
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
American depositary shares (one American depositary share representing three Class A ordinary shares, par value US$0.0001 per share)
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing three Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	AHG
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,562,131,730
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,980,800
Business Contact
Document Information [Line Items]
Contact Personnel Name	Zhongliang Xie
Contact Personnel Email Address	ir@ahgtop.com
Entity Address, Address Line One	Room 8201-4-4(A), 2nd Floor, Qiantongyuan Building
Entity Address, Address Line Two	No. 44, Moscow Road
Entity Address, Address Line Three	Qianwan Bonded Port Area
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	+86
Local Phone Number	152 1005 4919